Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of offsetting of financial liabilities [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

								Group
	Amounts subject to enforceable netting arrangements						Assets not subject to enforceable netting arrangements(2)
	Effects of offsetting on balance sheet			Related amounts not offset
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral(1)	Net amount		Balance sheet total(3)
2020	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	5,071	(1,754)	3,317	(782)	(1,840)	695	89	3,406
Reverse repurchase, securities borrowing & similar agreements:
–Amortised cost	26,084	(6,485)	19,599	(129)	(19,470)	—	—	19,599
–Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks⁽⁴⁾	7,454	(1,073)	6,381	—	—	6,381	204,051	210,432
	38,609	(9,312)	29,297	(911)	(21,310)	7,076	204,140	233,437
Liabilities
Derivative financial liabilities	3,261	(1,754)	1,507	(782)	(551)	174	77	1,584
Repurchase, securities lending & similar agreements:
–Amortised cost	22,333	(6,485)	15,848	(129)	(15,719)	—	—	15,848
–Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks⁽⁴⁾	11,159	(1,073)	10,086	—	(502)	9,584	206,007	216,093
	36,753	(9,312)	27,441	(911)	(16,772)	9,758	206,084	233,525

2019
Assets
Derivative financial assets	4,446	(1,214)	3,232	(768)	(1,915)	549	84	3,316
Reverse repurchase, securities borrowing & similar agreements:
–Amortised cost	25,312	(1,676)	23,636	(537)	(23,099)	—	—	23,636
–Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks⁽⁴⁾	5,247	(1,248)	3,999	—	—	3,999	205,143	209,142
	35,005	(4,138)	30,867	(1,305)	(25,014)	4,548	205,227	236,094
Liabilities
Derivative financial liabilities	2,616	(1,214)	1,402	(768)	(572)	62	46	1,448
Repurchase, securities lending & similar agreements:
–Amortised cost	19,962	(1,676)	18,286	(537)	(17,749)	—	—	18,286
–Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks⁽⁴⁾	11,395	(1,248)	10,147	—	(502)	9,645	186,089	196,236
	33,973	(4,138)	29,835	(1,305)	(18,823)	9,707	186,135	215,970
(1)Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’. ’.
(4)The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.